Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Commitments and Contingent Liabilities [Abstract]
Other contingent liabilities	€ 75.7	€ 74.2